SCHEDULE OF LOSS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended				12 Months Ended
	Jun. 30, 2023		Jun. 30, 2022		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Net loss attributable to the owners of the Company	$ (33,009)		$ (2,442)
Basic loss per share	$ (39.46)	[1]	$ (3.36)	[2],[3]
Weighted average number of ordinary shares
Weighted average number of ordinary shares used in calculating basic loss per share	837		727	[2]
Diluted loss per share	$ (39.46)	[1]	$ (3.36)	[2],[3]
Weighted average number of ordinary shares used in calculating diluted loss per share	837		727	[2]
Security matters limited [member]
IfrsStatementLineItems [Line Items]
Net loss attributable to the owners of the Company					$ (6,184)	$ (4,939)	$ (4,573)
Basic loss per share					$ (0.04)	$ (0.03)	$ (0.04)
Weighted average number of ordinary shares
Weighted average number of ordinary shares used in calculating basic loss per share					167,855	151,850	125,960
Diluted loss per share					$ (0.04)	$ (0.03)	$ (0.04)

[1]	After giving effect to the reverse stock split (see also Note 9.1)
[2]	Restated as a result of the SPAC transaction
[3]	Restated as a result of the SPAC transaction and after giving effect to the reverse stock split (see also Note 1 and 9.1)